Share capital - Other reserve (Details) - Oxsed Limited (note 32)	Dec. 31, 2021 GBP (£) shares	Dec. 31, 2021 USD ($) shares	Oct. 29, 2020 GBP (£)	Oct. 29, 2020 USD ($)
Loan notes with a principal amount , first portion			£ 5,865,450	$ 7,549,258
Miscellaneous other reserves [member]
Loan notes with a principal amount , first portion	£ 5,865,450	$ 7,549,258
Number of shares issued	1,652,248	1,652,248
Unconverted portion of the exchange loan notes	£ 4,134,550	$ 5,321,465